Offerings	Nov. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (Secondary Issuance)
Amount Registered | shares	105,940,673
Proposed Maximum Offering Price per Unit	12.68
Maximum Aggregate Offering Price	$ 1,343,327,733.64
Amount of Registration Fee	$ 205,663.48
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Company's common stock, par value $0.00001 ("Common Stock") that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock. Each share of Common Stock registered hereunder includes an associated preferred stock purchase right. Such preferred stock purchase rights are not currently separable from the shares of Common Stock, and the value, if any, attributable to such preferred stock purchase rights is reflected in the market price of the shares of Common Stock. The 105,940,673 shares of Common Stock consist of (i) 41,754,478 shares of the Common Stock issued to the investors of the PIPE Offering, (ii) 7,750,510 shares of Common Stock issuable upon the exercise of pre-funded warrants to purchase shares of Common Stock with an exercise price per share equal to $0.00001, (iii) 5,940,598 shares of Common Stock issuable upon exercise of strategic advisor warrants to purchase shares of Common Stock with an exercise price per share equal to $0.00001, (iv) 990,099 shares of Common Stock issuable upon exercise of asset manager warrants to purchase shares of Common Stock with an exercise price per share equal to $10.23, and (v) 49,504,988 shares of Common Stock issuable upon exercise of the stapled warrants with an exercise price per share equal to $15.15. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(g) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of Common Stock of CEA Industries Inc. as reported on The Nasdaq Capital Market on September 18, 2025. On September 22, 2025, the registrant initially filed this registration statement on Form S-3ASR (File No. 333-290430) registering the securities set forth in the table above and paid the $322,039.29 registration fee at the time of such filing.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Common Stock (Primary Issuance)
Amount Registered | shares	7,750,510
Proposed Maximum Offering Price per Unit	0.00001
Maximum Aggregate Offering Price	$ 77.51
Amount of Registration Fee	$ 0.01
Offering Note	Pursuant to 457(g), reflects the Common Stock that may be issued upon exercise of the pre-funded warrants at an exercise price of $0.00001 per share of Common Stock.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Common Stock (Primary Issuance)
Amount Registered | shares	5,940,598
Proposed Maximum Offering Price per Unit	0.00001
Maximum Aggregate Offering Price	$ 59.41
Amount of Registration Fee	$ 0.01
Offering Note	Pursuant to 457(g), reflects the Common Stock that may be issued upon exercise of the strategic advisor warrants at an exercise price of $0.00001 per share of Common Stock.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Common Stock (Primary Issuance)
Amount Registered | shares	990,099
Proposed Maximum Offering Price per Unit	10.23
Maximum Aggregate Offering Price	$ 10,128,712.77
Amount of Registration Fee	$ 1,550.71
Offering Note	Pursuant to 457(g), reflects the Common Stock that may be issued upon exercise of the asset manager warrants at an exercise price of $10.23 per share of Common Stock.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Common Stock (Primary Issuance)
Amount Registered | shares	49,504,988
Proposed Maximum Offering Price per Unit	15.15
Maximum Aggregate Offering Price	$ 750,000,568.20
Amount of Registration Fee	$ 114,825.09
Offering Note	Pursuant to 457(g), reflects the Common Stock that may be issued upon exercise of the stapled warrants at an exercise price of $15.15 per share of Common Stock.